Schedule of inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Raw materials	$ 767	$ 889
Work in progress	2,080	2,576
Finished goods	208	544
Inventories	$ 3,055	$ 4,009